Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
	Nov. 28, 2011
S&P 500 Index
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years, (or life of class, if less)	1.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years, (or life of class, if less)	2.07%	[1]
Russell 1000 Index
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years, (or life of class, if less)	1.83%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years, (or life of class, if less)	2.54%	[1]
Class A
Average Annual Return:
1 Year	10.12%
5 Years	1.20%
10 Years, (or life of class, if less)	5.76%
Inception Date	Sep. 25, 2000
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.12%
5 Years	0.36%
10 Years, (or life of class, if less)	5.07%
Inception Date	Sep. 25, 2000
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.58%
5 Years	0.70%
10 Years, (or life of class, if less)	4.78%
Inception Date	Sep. 25, 2000
Class B
Average Annual Return:
1 Year	10.79%
5 Years	1.23%
10 Years, (or life of class, if less)	5.87%
Inception Date	Sep. 25, 2000
Class C
Average Annual Return:
1 Year	15.00%
5 Years	1.65%
10 Years, (or life of class, if less)	5.60%
Inception Date	Sep. 25, 2000
Class N
Average Annual Return:
1 Year	15.39%
5 Years	2.09%
10 Years, (or life of class, if less)	5.47%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	17.27%
5 Years	2.81%
10 Years, (or life of class, if less)	6.79%
Inception Date	Sep. 25, 2000

[1]	From 2/28/01